Expense Example - FidelityCorporateBondFund-RetailPRO - FidelityCorporateBondFund-RetailPRO - Fidelity Corporate Bond Fund - Fidelity Corporate Bond Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567